Income/loss (-) per share (Tables)	12 Months Ended
Dec. 31, 2019
Income/loss (-) per share
Schedule of income/loss per share

	Year ended December 31,
	2019	2018	2017
Income/loss (-) per share:
Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€149,845	€(29,259)	€(115,704)
Number of shares (thousands)
Weighted average number of shares for the purpose of basic income/loss (-) per share	57,614	52,113	49,479
Basic income/loss (-) per share (Euros)	€2.60	€(0.56)	€(2.34)

Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€149,845	€(29,259)	€(115,704)
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted income/loss (-) per share	57,614	52,113	49,479
Number of dilutive potential ordinary shares	2,498	—	—
Diluted income/loss (-) per share (Euros)	€2.49	€(0.56)	€(2.34)